NOTE 18 WARRANTS (Details) - Warrants Before Modification: (USD $)	12 Months Ended
Dec. 31, 2013
Warrants Before Modification [Member] | Ruby Development Company [Member]
Derivative [Line Items]
Exercise Price of Warrants (in Dollars per Share)	$ 0.09
Term of Warrants (years)	3 years 109 days
Warrants Before Modification [Member] | Minimum [Member] | Ruby Development Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.044
Exercise Price of Warrants (in Dollars per Share)	$ 0.02
Term of Warrants (years)	2 years 43 days
Computed Volatility	144.00%
Annual Dividends	0.00%
Discount Rate	0.58%
Minimum [Member]
Derivative [Line Items]
Computed Volatility	158.00%
Maximum [Member]
Derivative [Line Items]
Computed Volatility	165.00%